Capital structure and financial items - Other non-cash items - Other non-cash items (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reversals of non-cash income statement items
Interest income and interest expenses, net	kr (58)	kr (53)	kr (155)
Capital gains/(loss) on investments, net. etc	(340)	195	145
Result of associated company	24	(149)	137
Share-based payment costs	1,040	823	363
Increase/(decrease) in provisions and retirement benefit obligations	16,581	3,605	6,071
Other	(4,354)	3,322	161
Total other non-cash items	kr 13,009	kr 7,849	kr 7,032